FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
We have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR:

Instrument (in thousands of $)	Year Ended	Notional Amount	Maturity Dates			Fixed Interest Rate
Interest rate swaps:
Receiving floating, pay fixed	December 31, 2017	1,335,307	2018	to	2023	1.07%	to	2.44%
Receiving floating, pay fixed	December 31, 2016	1,131,746	2018	to	2023	1.07%	to	2.44%

Schedule of Derivative Instruments Gain (Loss)
The effect of cash flow hedging relationships relating to interest rate swap agreements on the statements of operations is as follows:

Derivatives designated as hedging instruments		Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
(in thousands of $)	Location	2017	2016	2015	2017	2016	2015
Interest rate swaps	Other financial items, net	—	(409)	2,533	(1)	(639)	411

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income
The effect of cash flow hedging relationships relating to interest rate swap agreements excluding the cross currency interest rate swap on the statements of other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2017	2016	2015
Interest rate swaps	94	147	(174)
The net gain/(loss) recognized in accumulated other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2017	2016	2015
Cross currency interest rate swap	—	4,116	(4,933)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The carrying value and estimated fair value of our financial instruments at December 31, 2017 and 2016 are as follows:

(in thousands of $)	Fair Value Hierarchy(1)	2017 Carrying Value	2017 Fair Value	2016 Carrying Value	2016 Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	246,954	246,954	65,710	65,710
Restricted cash and short-term deposits	Level 1	182,933	182,933	162,415	162,415
High-Yield, 2015 and 2017 Norwegian Bonds(1)	Level 1	400,000	392,445	300,452	293,484
Short-term and long-term debt—floating(2)	Level 2	987,584	987,584	1,091,398	1,091,398
Obligations under capital leases(2)	Level 2	128,081	128,081	117,751	117,751
Derivatives:
Interest rate swaps asset(3)(4)	Level 2	11,962	11,962	8,194	8,194
Interest rate swaps liability(3)(4)	Level 2	1,618	1,618	6,143	6,143
Cross currency interest rate swap liability(3)(5)	Level 2	—	—	81,454	81,454
Earn-out units (6)	Level 2	7,400	7,400	15,000	15,000
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1.
This pertains to bonds with a combined carrying value of $400.0 million as of December 31, 2017 (2016: $300.5 million) which is included under long-term debt on the balance sheet. The fair value of the bonds as of December 31, 2017 was $392.4 million (2016: $293.5 million), which represents 98.1% (2016: 97.7%) of their face value. In February 2017, we completed the issuance and sale of $250 million of the 2017 Norwegian Bonds which will mature in May 2021. During 2017, we repaid our High-Yield Bonds and settled the corresponding cross-currency interest rate swap liabilities.

2.
Our debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets. Debt is presented in the above table, gross of deferred financing cost of $16.6 million as of December 31, 2017 (2016: $17.1 million).

3.	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

4.
The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 5 below) that qualify and are designated as cash flow hedges as of December 31, 2017 and 2016 was $0.1 million (with a notional amount of $72.5 million) and $0.1 million (with a notional amount of $82.5 million), respectively. The expected maturity of these interest rate agreements is in February 2018.

5.
We issued NOK denominated senior unsecured bonds. In order to hedge our exposure, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. We designated the cross currency interest rate swap as a cash flow hedge. During 2017, we repaid our High-Yield Bonds and settled the corresponding cross-currency interest rate swap liabilities.

6.	This relates to the Earn-Out Units issued in connection with the IDR reset transaction in October 2016. See note 27 for further details.

Offsetting Assets
However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2017 and 2016 would be adjusted as detailed in the following table:

	December 31, 2017			December 31, 2016
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	11,962	(1,618)	10,344	8,194	(4,194)	4,000
Total liability derivatives	1,618	(1,618)	—	6,143	(4,194)	1,949

Offsetting Liabilities
However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2017 and 2016 would be adjusted as detailed in the following table:

	December 31, 2017			December 31, 2016
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	11,962	(1,618)	10,344	8,194	(4,194)	4,000
Total liability derivatives	1,618	(1,618)	—	6,143	(4,194)	1,949